Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 over-allotment liability - Fair Value, Inputs, Level 3 [Member] - Inflection Point Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Changes in the Fair Value of the Level 3 Over-Allotment Liability [Abstract]
Fair value as of January 27, 2021
Initial measurement on September 24, 2021	281,301
Change in fair value at October 29, 2021	(148,449)
Fair value of expired over-allotment option at November 8, 2021	(45,022)
Partial exercise of over-allotment liability at October 29, 2021	(87,830)
Fair value as of December 31, 2021